Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [Abstract]
Computation of Basic and Diluted Net Income Per Share

	For the year ended December 31, (in thousands, except per share data)
	2016	2017	2018
Numerator:
Net income attributable to Changyou.com Limited	$144,947	$108,834	$84,332
Numerator for basic earnings per share	144,947	108,834	84,332
Numerator for diluted earnings per share	144,936	108,838	84,332
Denominator:
Weighted average number of ordinary shares outstanding — basic	104,560	105,188	106,170
Incremental shares from treasury stock method	1,718	1,382	1,066

Weighted average number of ordinary shares outstanding — diluted	106,278	106,570	107,236

Basic net income per share	$1.39	$1.03	$0.79
Diluted net income per share	$1.36	$1.02	$0.79